Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Pax World Funds Series Trust I
Entity Central Index Key	dei_EntityCentralIndexKey	0000076721
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2020
Pax Global Sustainable Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, using a systematic process to invest in sectors, industries and companies that the Adviser believes are positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis and ratings into portfolio construction.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being.

Under normal market conditions, the Fund will invest in companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The portfolio may be significantly overweight in certain sectors, including industrials and utilities, relative to the broader equity market. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

For U.S. companies, the Fund generally reflects the Impax Sustainability Score, a fundamental, bottom-up rating by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

For non-U.S. companies or when an Impax Sustainability Score is not available, the Fund will generally reflect ESG research or ratings provided by Sustainalytics, a Morningstar company whose ESG Risk Ratings measure the degree to which a company’s value is at risk based on ESG factors -- in other words, the magnitude of a company’s unmanaged ESG risk. When neither an Impax Sustainability Score nor a Sustainalytics ESG Risk Rating is available, the Fund will reflect proprietary ESG research conducted by the Adviser.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2021 the S&P Global Infrastructure Index will replace the Russell 1000 Index as the primary benchmark for the Pax Global Sustainable Infrastructure Fund because Impax Asset Management LLC (the “Adviser”) believes the S&P Global Infrastructure Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.
Pax Global Sustainable Infrastructure Fund | S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.76%)	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[1],[2]
Pax Global Sustainable Infrastructure Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.96%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	16.08%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[2],[3]
Pax Global Sustainable Infrastructure Fund | Lipper Equity Income Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.72%	[2],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[2],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[2],[4]
Pax Global Sustainable Infrastructure Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PXDIX
1 Year	rr_AverageAnnualReturnYear01	14.54%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.10%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[5]
Pax Global Sustainable Infrastructure Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.29%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	11.97%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[5]
Pax Global Sustainable Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.80%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.04%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[5]
Pax Global Sustainable Infrastructure Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PAXDX
1 Year	rr_AverageAnnualReturnYear01	14.25%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	12.80%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2016	[5]
Pax International Sustainable Economy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 31, 2021 the MSCI EAFE (Net) Index will replace the MSCI EAFE ESG Leaders (Net) Index as the primary benchmark for the Pax International Sustainable Economy Fund because the Adviser believes the MSCI EAFE (Net) Index is a more appropriate broad-based securities market index representing the universe of securities in which the Fund may invest.
Pax International Sustainable Economy Fund | MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.82%	[6],[7]
5 Years	rr_AverageAnnualReturnYear05	7.45%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[6],[7]
Pax International Sustainable Economy Fund | MSCI EAFE ESG Leaders (Net) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.45%	[7],[8]
5 Years	rr_AverageAnnualReturnYear05	7.78%	[7],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	6.07%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[7],[8]
Pax International Sustainable Economy Fund | Lipper International Large-Cap Core Funds Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.04%	[7],[9]
5 Years	rr_AverageAnnualReturnYear05	6.64%	[7],[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%	[7],[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[7],[9]
Pax International Sustainable Economy Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PXNIX
1 Year	rr_AverageAnnualReturnYear01	10.78%	[10]
5 Years	rr_AverageAnnualReturnYear05	7.56%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[10]
Pax International Sustainable Economy Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.84%	[10]
5 Years	rr_AverageAnnualReturnYear05	6.73%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[10]
Pax International Sustainable Economy Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.31%	[10]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 27, 2011	[10]
Pax International Sustainable Economy Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PXINX
1 Year	rr_AverageAnnualReturnYear01	10.51%	[10],[11]
5 Years	rr_AverageAnnualReturnYear05	7.30%	[10],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[10],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2014	[10],[11]
Pax High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

[1]	The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities.
[2]	Unlike the Global Sustainable Infrastructure Fund, the S&P Global Infrastructure Index, the Russell 1000 Index and the Lipper Equity Income Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[3]	The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S. stocks.
[4]	Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. The Lipper Equity Income Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Equity Income Funds Index reflects deductions for fees and expenses of the constituent funds.
[5]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[6]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
[7]	Unlike the International Sustainable Economy Fund, the MSCI EAFE ESG Leaders Index, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments and are not professionally managed. One cannot invest directly in any index.
[8]	The MSCI EAFE ESG Leaders Index is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Leaders Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
[9]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper International Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.
[10]	The Fund’s inception date is January 27, 2011. For more recent month-end performance data, please visit
[11]	Inception of Investor Class shares is March 31, 2014. The returns shown for Investor Class shares for the period prior to Investor Class shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class shares.